Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The Company had the following definite lived intangible assets recorded:

	March 31,	December 31,
	2017	2016
Customer relationships	$33,605,000	$33,605,000
Trade names	7,110,000	7,110,000
Less: accumulated amortization - customer relationships	19,745,228	17,655,228
Less: accumulated amortization - trade names	1,670,693	1,492,943
Intangible assets, net	$19,299,079	$21,566,829

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Aggregated expected amortization expense for the future periods is expected to be as follows:

Year ended December 31:	Amount
Remainder of 2017	$6,803,254
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
$19,299,079